INSURANCE CONTRACTS - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning	$ 1,825	$ 1,934
Contractual service margin recognized for services provided	(404)	(426)
Change in risk adjustment recognized for the risk expired	(67)	(68)
Experience adjustments	(9)	(6)
Contracts initially recognized in the period	0	0
Changes in estimates that adjust the contractual service margin	0	0
Adjustments to liabilities for incurred claims	(11)	(13)
Insurance finance (income)/expenses	102	99
Foreign currency translation	89	(153)
Increase (decrease) in insurance contracts liability (asset)	(300)	(567)
Premiums received	703	565
Claims and other insurance service expenses paid	(41)	(41)
Insurance acquisition cash flows	(75)	(66)
Insurance contract liabilities, ending	2,112	1,825
Estimates of present value of future cash flows
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning	381	385
Contractual service margin recognized for services provided	0	0
Change in risk adjustment recognized for the risk expired	0	0
Experience adjustments	(9)	(6)
Contracts initially recognized in the period	(488)	(388)
Changes in estimates that adjust the contractual service margin	(29)	(52)
Adjustments to liabilities for incurred claims	(11)	(13)
Insurance finance (income)/expenses	28	29
Foreign currency translation	19	(32)
Increase (decrease) in insurance contracts liability (asset)	(490)	(462)
Premiums received	703	565
Claims and other insurance service expenses paid	(41)	(41)
Insurance acquisition cash flows	(75)	(66)
Insurance contract liabilities, ending	478	381
Risk adjustment
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning	446	479
Contractual service margin recognized for services provided	0	0
Change in risk adjustment recognized for the risk expired	(67)	(68)
Experience adjustments	0	0
Contracts initially recognized in the period	165	135
Changes in estimates that adjust the contractual service margin	(38)	(96)
Adjustments to liabilities for incurred claims	0	0
Insurance finance (income)/expenses	31	34
Foreign currency translation	22	(38)
Increase (decrease) in insurance contracts liability (asset)	113	(33)
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Insurance contract liabilities, ending	559	446
Contractual service margin
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning	998	1,070
Contractual service margin recognized for services provided	(404)	(426)
Change in risk adjustment recognized for the risk expired	0	0
Experience adjustments	0	0
Contracts initially recognized in the period	323	253
Changes in estimates that adjust the contractual service margin	67	148
Adjustments to liabilities for incurred claims	0	0
Insurance finance (income)/expenses	43	36
Foreign currency translation	48	(83)
Increase (decrease) in insurance contracts liability (asset)	77	(72)
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Insurance contract liabilities, ending	$ 1,075	$ 998